Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025 (remaining)	$ 5,013,769
2026	9,197	$ 9,924,195
2027	10,100,000	9,197
Total payments	15,122,966	9,933,392
Less: Unamortized debt issuance costs	(9,827,121)	(4,938,362)
Less: Current maturities of long-term debt	(5,022,966)	(4,985,833)	$ (4,199,362)
Long-term debt	$ 272,879	$ 9,197	$ 95,982